Notes Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
NOTES RECEIVABLE
Notes Receivable

4. NOTES RECEIVABLE

Laramide Note Receivable

        As part of the consideration for the sale of Hydro Resources, Inc. (HRI), the Company currently holds a promissory note with a current balance of $2.0 million, secured by a mortgage over the Churchrock and Crownpoint properties owned by Laramide Resources Ltd. ("Laramide"). The note is in the final year of a three-year term and carries an initial interest rate of 5%. The final principal payment of $2.0 million is due and payable on January 5, 2020. Interest is payable on a quarterly basis during the final year. Laramide will have the right to satisfy up to half of the final principal payment by delivering shares of its common stock to the Company, which shares will be valued by reference to the volume weighted average price ("VWAP") for Laramide's common stock for the 20 trading days before January 5, 2020. The fair value of this note receivable was determined using the present value of the future cash receipts discounted at a market rate of 9.5%.

        As of March 31, 2019, the Company has received three tranches of Laramide common shares as partial consideration for the sale of HRI, which has resulted in the receipt of 2,218,133, 1,982,483 and 2,483,034 Laramide common shares in January 2017, January 2018 and January 2019, respectively. These share payments represent the initial consideration from the January 2017 sale of HRI and two note installments in January 2018 and January 2019. The first note installment in the amount of $1.5 million in January 2018, consisted of $750,000 in cash and the issuance of 1,982,483 of Laramide's common shares. The second note installment in the amount of $1.5 million in January 2019, consisted of $750,000 in cash and the issuance of 2,483,034 of Laramide's common shares. Additionally, Laramide has made interest payments of $70,764 in cash during the three months ending March 31, 2019.

        For the three months ended March 31, 2019, the Company sold the third tranche of 2,483,034 Laramide common shares and 2,218,133 Laramide warrants resulting in net proceeds of $0.5 million and a net loss on sale of marketable securities of $0.7 million.

        The following tables show the notes receivable, accrued interest and unamortized discount on the Company's notes receivable as of March 31, 2019 and December 31, 2018.

	March 31, 2019
(thousands of dollars)	Note Amount	Plus Accrued Interest	Less Unamortized Note Discount	Note Balance per Balance Sheet
Current Assets
Notes receivable Laramide—current	$2,000	$—	$(383)	$1,617

Total Notes Receivable—current and non-current	$2,000	$—	$(383)	$1,617

	December 31, 2018
(thousands of dollars)	Note Amount	Plus Accrued Interest	Less Unamortized Note Discount	Note Balance per Balance Sheet
Current Assets
Notes receivable Laramide—current	$1,500	$45	$—	$1,545

Subtotal Notes Receivable—current	$1,500	$45	$—	$1,545

Non-current Assets
Notes receivable—Laramide—non-current	$2,000	$—	$(507)	$1,493

Subtotal Notes Receivable—non-current	$2,000	$—	$(507)	$1,493

Total Notes Receivable—current and non-current	$3,500	$45	$(507)	$3,038

4. NOTES RECEIVABLE

Alabama Graphite Corp. Note Receivable

In conjunction with its entry into the Arrangement Agreement to acquire Alabama Graphite, on December 13, 2017, the Company executed a secured convertible loan agreement (the “Alabama Graphite Loan”), whereby the Company agreed to provide a non-revolving convertible loan facility of up to USD $2,000,000 to Alabama Graphite for the purpose of funding operations until the acquisition could be finalized. Total loan advances up to the closing of the acquisition on April 23, 2018 was $1.8 million with accrued interest receivable of $13,457. During 2018, advances under the loan were $0.9 million and accrued interest was $12,227.

With the completion of the acquisition on April 23, 2018 (as discussed in Note 3), the Alabama Graphite Loan became part of the consideration paid for the acquisition and was incorporated into the purchase price allocation to the assets and liabilities of the acquired company. Due to the inclusion of the loan in the acquisition purchase price, the loan has been classified as a non-current asset at December 31, 2017 and has been eliminated with the acquisition accounting at June 30, 2018.

Laramide Note Receivable

As part of the consideration for the sale of Hydro Resources, Inc. (HRI), the Company currently holds a $3.5 million promissory note, secured by a mortgage over the Churchrock and Crownpoint projects. The note has a three-year term and carries an initial interest rate of 5% which then increases to 10% upon Laramide’s decision regarding commercial production at the Churchrock project. Principal payment of $1.5 million ($750K in cash and $750K in stock) was collected in January 2019, with the final balance of $2.0 million due and payable on January 5, 2020. Interest is payable on a quarterly basis. Laramide will have the right to satisfy up to half of the principal payments by delivering shares of its common stock to the Company, which shares will be valued by reference to the volume weighted average price (“VWAP”) for Laramide’s common stock for the 20 trading days before the respective anniversary of January 5, on which each payment is due. The fair value of the notes receivable was determined using the present value of the future cash receipts discounted at a market rate of 9.5%.

As of December 31, 2018, the Company has received two tranches of Laramide common shares as partial consideration for the sale of HRI, which has resulted in the receipt of 2,218,133 and 1,982,483 Laramide common shares in January 2017 and January 2018, respectively. These share payments represent the initial consideration from the January 2017 sale of HRI and the first note installment in January 2018. The first note installment in the amount of $1.5 million in January 2018, consisted of $750,000 in cash and the issuance of 1,982,483 of Laramide’s common shares. Additionally, Laramide has made interest payments of $0.4 million in cash for the year ending December 31, 2018.

For the year ended December 31, 2018, the Company sold the first and second tranches of 4,200,816 Laramide common shares resulting in net proceeds of $0.8 million and a net loss on sale of marketable securities of $0.5 million.

During January 2019, Laramide made the second note installment in the amount of $1.5 million consisting of $750,000 in cash and the issuance of 2,483,034 of Laramide’s common shares. Additionally, Laramide made the required interest payment for the quarter ended December 31, 2018 on January 3, 2019 in the amount of approximately $45,000.

The following tables show the notes receivable, accrued interest and unamortized discount on the Company’s notes receivable as of December 31, 2018 and December 31, 2017.

	December 31, 2018
(thousands of dollars)	Note Amount	Plus Accrued Interest	Less Unamortized Note Discount	Note Balance per Balance Sheet
Current Assets
Notes receivable Laramide – current	$1,500	$45	$-	$1,545
Subtotal Notes Receivable – current	$1,500	$45	$-	$1,545

Non-current Assets
Notes receivable – Laramide – non-current	$2,000	$-	$(507)	$1,493
Total Notes Receivable – current and non-current	$3,500	$45	$(507)	$3,038

	December 31, 2017
(thousands of dollars)	Note Amount	Plus Accrued Interest	Less Unamortized Note Discount	Note Balance per Balance Sheet
Current Assets
Notes receivable Laramide – current	$1,500	$250	$-	$1,750
Subtotal Notes Receivable – current	$1,500	$250	$-	$1,750

Non-current Assets
Notes receivable – Laramide – non-current	$3,500	$-	$(1,005)	$2,495
Notes receivable – Alabama Graphite Corp.	832	1	-	833
Subtotal Notes Receivable – non-current	$4,332	$1	$(1,005)	$3,328
Total Notes Receivable – current and non-current	$5,832	$251	$(1,005)	$5,078